Prepayments, Other Receivables and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments, Other Receivables and Other Assets [Abstract]
Schedule of Prepayments, Other Receivables and Other Assets
	As of December 31,
	2023	2024
	$’000	$’000
Current:
Prepayments (Note i)	2,337	1,981
VAT deductible tax	135	910
Deposits and other receivables	224	250
	2,696	3,141
Non-current:		—
Deposits and other receivables	—	—
Prepaid expenses	282	304
	282	304
Total	2,978	3,445